Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
18.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2019	December 31, 2020
Computers	830	850
Server & switch	1,176	1,276
Office equipment	1,332	1,442
Wi-Fi terminals for data connectivity services	10,971	11,863
Leasehold improvement	548	555
Total original costs	14,857	15,986
Less: accumulated depreciation	(11,064)	(12,957)
Net book value	3,793	3,029

Depreciation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were US$5,227 thousands, US$2,954 thousands and US$2,174 thousands, respectively.